Derivative Instruments- Impact of Derivative Instruments on Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Hedging | Interest rate contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives	$ (921)	$ 486	$ (47)
Gain or (loss) recognized in hedged item	886	(468)	29
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	22	131	241
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	41	124	239
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash flow hedges | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	(2)	(27)	4
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(2)	(28)	1
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	(6)	(3)	2
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(3)	(1)	3
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash flow hedges | Foreign exchange contracts | Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	36	154	236
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	36	154	236
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Salary expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	(6)	7	(1)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	10	(1)	(1)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Net Investment Hedging | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	(367)	(50)	(181)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(1)	2	0
Net Investment Hedging | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	$ (0.1)	$ 0.1	$ 1.6